Satellites, Property and Other Equipment - Schedule of Satellites, Property and Other Equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		$ 4,286,118	$ 4,209,364
Cost at ending of year		5,522,808	4,286,118
Net carrying values		2,277,143	1,260,298
Additions		1,204,965	116,230
Disposals/retirements		(52,420)	(7,469)
Transfer to other receivables		(87,958)
Transfers from assets under construction
Impact of foreign exchange		172,103	(32,007)
Satellites [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		3,424,761	3,433,973
Cost at ending of year		3,477,872	3,424,761
Net carrying values		458,392	615,202
Additions
Disposals/retirements		(15,900)
Transfer to other receivables
Transfers from assets under construction			9,598
Impact of foreign exchange		69,011	(18,810)
Antennas, satellite control & communication equipment [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		174,481	174,584
Cost at ending of year		185,379	174,481
Net carrying values		38,343	33,097
Additions		104	52
Disposals/retirements		(3,287)	(4,433)
Transfer to other receivables
Transfers from assets under construction		11,630	4,890
Impact of foreign exchange		2,451	(612)
Building, equipment & other [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		87,382	86,220
Cost at ending of year		94,072	87,382
Net carrying values		29,480	25,848
Additions		892	615
Disposals/retirements		(1,864)	(2,880)
Transfer to other receivables
Transfers from assets under construction		7,096	3,530
Impact of foreign exchange		566	(103)
Right-of-use assets [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year	[1]	45,353	44,352
Cost at ending of year	[1]	45,731	45,353
Net carrying values	[1]	31,174	32,010
Additions	[1]	2,246	1,473
Disposals/retirements	[1]	(2,972)	(156)
Transfer to other receivables	[1]
Transfers from assets under construction	[1]
Impact of foreign exchange	[1]	1,104	(316)
Assets under construction [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		554,141	470,235
Cost at ending of year		1,719,754	554,141
Net carrying values		1,719,754	554,141
Additions		1,201,723	114,090
Disposals/retirements		(28,397)
Transfer to other receivables		(87,958)
Transfers from assets under construction		(18,726)	(18,018)
Impact of foreign exchange		98,971	(12,166)
Accumulated depreciation and impairment [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		(3,025,820)	(2,845,280)
Cost at ending of year		(3,245,665)	(3,025,820)
Depreciation		(127,274)	(182,669)
Impairment		(75,969)	(13,787)
Disposals/retirements		22,519	7,574
Impact of foreign exchange		(39,121)	8,342
Accumulated depreciation and impairment [Member] | Satellites [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		(2,809,559)	(2,636,432)
Cost at ending of year		(3,019,480)	(2,809,559)
Depreciation		(112,741)	(167,393)
Impairment		(75,969)	(13,787)
Disposals/retirements		15,900
Impact of foreign exchange		(37,111)	8,053
Accumulated depreciation and impairment [Member] | Antennas, satellite control & communication equipment [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		(141,384)	(138,181)
Cost at ending of year		(147,036)	(141,384)
Depreciation		(7,097)	(7,996)
Impairment
Disposals/retirements		2,741	4,497
Impact of foreign exchange		(1,296)	296
Accumulated depreciation and impairment [Member] | Building, equipment & other [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		(61,534)	(60,223)
Cost at ending of year		(64,592)	(61,534)
Depreciation		(4,238)	(4,118)
Impairment
Disposals/retirements		1,528	2,921
Impact of foreign exchange		(348)	(114)
Accumulated depreciation and impairment [Member] | Right-of-use assets [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year	[1]	(13,343)	(10,444)
Cost at ending of year	[1]	(14,557)	(13,343)
Depreciation	[1]	(3,198)	(3,162)
Impairment	[1]
Disposals/retirements	[1]	2,350	156
Impact of foreign exchange	[1]	(366)	107
Accumulated depreciation and impairment [Member] | Assets under construction [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year
Cost at ending of year
Depreciation
Impairment
Disposals/retirements
Impact of foreign exchange

[1]	Right-of-use assets consisted primarily of property leases.